Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense

	Year Ended December 31,
	2018	2017	2016
Current expense (benefit)	$9.5	$(3.3)	$271.4
Deferred expense (benefit)	7.2	49.5	(65.2)
Total income tax expense	$16.7	$46.2	$206.2

Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows for the periods indicated:

	December 31,
	2018	2017	2016
Federal income tax rate:	21.0%	35.0%	35.0%
Reconciling items:
Dividends-received deduction	(0.8)%	(1.2)%	(0.3)%
TCJA impacts (1)	0.5%	3.6%	—%
Capital contribution from affiliated entity impacting taxable income	—%	—%	3.7%
Goodwill	—%	—%	1.2%
Nondeductible health insurer fee	—%	—%	0.5%
Change in liability for prior years' taxes	—%	(0.5)%	—%
Other	(0.3)%	0.1%	(0.1)%
Effective income tax rate	20.4%	37.0%	40.0%

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities are as follows as of the dates indicated:

	December 31,
	2018	2017
Deferred tax assets:
Deferred gain on disposal of businesses	$10.8	$22.0
Deferred acquisition costs	14.2	13.3
Investments, net	5.0	5.7
Policyholder and separate account reserves	8.9	7.1
Employee benefits	2.8	2.8
Total deferred tax assets (1)	41.7	50.9
Deferred tax liabilities:
Net unrealized gains on securities	(24.1)	(42.6)
Other	(0.8)	(1.4)
Total deferred tax liabilities (1)	(24.9)	(44.0)
Net deferred income tax assets	$16.8	$6.9

(1) 2017 reflects the reduction of deferred tax assets and liabilities following the enactment of TCJA.